Share Information for the ESOP (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	333,790	267,558
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	(21,063)	42,597
Unearned shares	70,906	94,541
Total ESOP shares	407,268	428,331
Fair value of unearned shares at December 31st	$ 943,000	$ 1,276,000